Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) [Line Items]
Gain (loss) on disposal of assets	$ (534)	$ 59	$ 7
Gain on disposal of subsidiaries	2,620
C-band clearing income		344,892
Impairment	(267,017)	(79,740)
Other		(212)
Other operating gains (losses), net	$ (264,931)	$ 264,999	$ 7